Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited)

SHARES	CONVERTIBLE PREFERREDS (Restricted)(a)(b) – 7.1% of Net Assets	VALUE
	Biotechnology – 4.4%
82,076	Arbor Biotechnologies Series B, 8.00%	$1,359,999
2,353,932	Arkuda Therapeutics, Inc. Series A, 6.00% (c)	4,162,222
487,526	Arkuda Therapeutics, Inc. Series B, 6.00% (c)	862,043
602,572	Dynacure Series C (d)	1,873,792
2,875,000	Hotspot Therapeutics, Inc. Series B, 6.00%	9,317,587
632,394	Hotspot Therapeutics, Inc. Series C, 6.00%	2,049,526
1,020,000	ImmuneID, Inc. Series A, 8.00%	2,040,000
7,187,500	Invetx, Inc. Series A, 8.00% (c)	4,816,344
3,089,091	Invetx, Inc. Series B, 8.00% (c)	2,070,000
277,444	Oculis SA Series B2, 6.00% (d)	2,952,004
75,367	Oculis SA Series C, 6.00% (d)	801,905
528,339	Parthenon Therapeutics, Inc. Series A	2,092,307
346,666	Priothera Ltd. Series A, 6.00% (c)	3,710,884
1,553,631	Quell Therapeutics Series B (d)	2,936,363
294,589	ReCode Therapeutics Series B, 5.00%	2,719,999
		43,764,975
	Health Care Equipment & Supplies – 0.1%
421,634	IO Light Holdings, Inc. Series A2	1,423,015

	Pharmaceuticals – 2.6%
616,645	Aristea Therapeutics, Inc. Series B, 8.00%	3,399,996
1,295,238	Biotheryx, Inc. Series E, 8.00%	6,800,000
18,203,119	Curasen Therapeutics, Inc. Series A (c)	8,728,396
657,322	Endeavor Biomedicines, Inc. Series B, 8.00%	3,099,996
2,773,472	HiberCell, Inc. Series B	3,399,999
		25,428,387
	TOTAL CONVERTIBLE PREFERREDS (Cost $71,803,817)	70,616,377

	COMMON STOCKS - 88.1% of Net Assets
	Biotechnology – 52.3%
132,179	AbbVie, Inc.	21,361,448
367,414	Affimed N.V. (b)(d)	455,593
173,907	Alkermes plc (b)	4,544,190
92,438	Alnylam Pharmaceuticals, Inc. (b)	21,967,891
275,874	Amgen, Inc.	72,455,547
39,978	Apellis Pharmaceuticals, Inc. (b)	2,067,262
86,869	Arcutis Biotherapeutics, Inc. (b)	1,285,661
40,621	argenx SE ADR (b)	15,388,453
65,953	Arrowhead Pharmaceuticals, Inc. (b)	2,675,054
82,481	Ascendis Pharma A/S ADR (b)(e)	10,073,405
402,717	BioCryst Pharmaceuticals, Inc. (b)	4,623,191
104,624	Biogen, Inc. (b)	28,972,478
14,216	Biohaven Ltd. (b)(e)	197,318
140,951	BioMarin Pharmaceutical, Inc. (b)	14,587,019
66,396	BioNTech SE ADR	9,974,007

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
90,404	Black Diamond Therapeutics, Inc. (b)(e)	$162,727
44,144	Blueprint Medicines Corp. (b)	1,933,949
385,660	Caribou Biosciences, Inc. (b)	2,421,945
102,322	Cerevel Therapeutics Holdings, Inc. (b)	3,227,236
177,992	Denali Therapeutics, Inc. (b)	4,949,958
15,186	Fusion Pharmaceuticals, Inc. (b)(d)	47,836
7,593	Fusion Pharmaceuticals, Inc. (Restricted) (a)(b)(d)	21,526
200,492	G1 Therapeutics, Inc. (b)	1,088,672
296,462	Galera Therapeutics, Inc. (b)	441,728
815,795	Gilead Sciences, Inc.	70,036,001
53,885	I-Mab ADR (b)	225,239
103,664	Intellia Therapeutics, Inc. (b)	3,616,837
33,437	Intercept Pharmaceuticals, Inc. (b)	413,616
56,499	Ionis Pharmaceuticals, Inc. (b)	2,133,967
39,143	Karuna Therapeutics, Inc. (b)	7,691,599
198,177	Kura Oncology, Inc. (b)	2,459,377
1,063,799	Mereo Biopharma Group plc ADR (b)(e)	797,849
124,772	Moderna, Inc. (b)	22,411,547
205,800	MoonLake Immunotherapeutics AG Class A (b)	2,160,900
74,216	Neurocrine Biosciences, Inc. (b)	8,864,359
2,970	NexGel, Inc. (b)	3,712
37,188	Novavax, Inc. (b)(e)	382,293
51,406	Praxis Precision Medicines, Inc. (b)	122,346
154,807	Precision BioSciences, Inc. (b)	184,220
20,132	Prometheus Biosciences, Inc. (b)	2,214,520
481,646	Pyxis Oncology, Inc. (b)(e)	645,406
755,076	Rallybio Corp. (b)	4,960,849
72,092	Regeneron Pharmaceuticals, Inc. (b)	52,013,657
63,712	Sarepta Therapeutics, Inc. (b)	8,255,801
68,117	Scholar Rock Holding Corp. (b)(e)	616,459
68,127	Seagen, Inc. (b)	8,755,001
104,084	Sutro Biopharma, Inc. (b)	840,999
82,339	Syndax Pharmaceuticals, Inc. (b)	2,095,528
262,102	Travere Therapeutics, Inc. (b)	5,512,005
138,057	TScan Therapeutics, Inc. (b)	225,033
44,502	Ultragenyx Pharmaceutical, Inc. (b)	2,061,778
448,264	uniQure N.V. (b)(d)	10,162,145
65,672	United Therapeutics Corp. (b)	18,262,726
553,446	Vectivbio Holding AG (b)	4,765,170
177,485	Vertex Pharmaceuticals, Inc. (b)	51,254,118
101,994	Xencor, Inc. (b)	2,655,924
27,684	Zai Lab Ltd. ADR (b)	849,899
		522,574,974
	Health Care Equipment & Supplies – 6.7%
114,588	Abbott Laboratories	12,580,616
174,859	Cardiovascular Systems, Inc. (b)	2,381,580
160,000	Cercacor Laboratories, Inc. (Restricted) (a)(b)	562,208
27,319	DexCom, Inc. (b)	3,093,603
43,827	Edwards Lifesciences Corp. (b)	3,269,932

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	Health Care Equipment & Supplies – continued	VALUE
261,873	Guardant Health, Inc. (b)	$7,122,946
15,551	IDEXX Laboratories, Inc. (b)	6,344,186
173,058	Lantheus Holdings, Inc. (b)	8,819,036
29,380	Medtronic plc	2,283,414
42,065	Stryker Corp.	10,284,472
80,863	Zimmer Biomet Holdings, Inc.	10,310,032
		67,052,025
	Health Care Providers & Services – 6.1%
8,909	Addus HomeCare Corp. (b)	886,356
22,890	Charles River Laboratories International, Inc. (b)	4,987,731
41,860	Cigna Corp.	13,869,892
51,696	Contra Zogenix, Inc. CVR (a)(b)	78,578
2,644	Evelance Health, Inc.	1,356,293
24,237	HCA Healthcare, Inc.	5,815,911
47,561	HealthEquity, Inc. (b)	2,931,660
10,890	Humana, Inc.	5,577,749
222,222	InnovaCare, Inc. Escrow Shares (Restricted) (a)(b)	56,422
6,524	Medpace Holdings, Inc. (b)	1,385,763
18,161	Molina Healthcare, Inc. (b)	5,997,125
33,532	UnitedHealth Group, Inc.	17,777,996
		60,721,476
	Healthcare Services – 0.4%
15,929	Laboratory Corporation of America Holdings	3,750,961

	Life Sciences Tools & Services – 3.9%
216,209	Adaptive Biotechnologies Corp. (b)	1,651,837
143,346	Illumina, Inc. (b)	28,984,561
14,873	Thermo Fisher Scientific, Inc.	8,190,412
		38,826,810
	Medical Devices and Diagnostics – 2.0%
15,513	Align Technology, Inc. (b)	3,271,692
144,489	Boston Scientific Corp. (b)	6,685,506
10,121	Danaher Corp.	2,686,316
26,837	Intuitive Surgical, Inc. (b)	7,121,198
		19,764,712
	Pharmaceuticals – 16.7%
25,689	Arvinas, Inc. (b)	878,821
494,952	AstraZeneca plc ADR	33,557,746
189,716	Bristol-Myers Squibb Co.	13,650,066
51,829	Eli Lilly & Co.	18,961,121
465,507	Endo International plc (b)	32,958
241,500	Horizon Therapeutics plc (b)	27,482,700
120,019	Intra-Cellular Therapies, Inc. (b)	6,351,405
17,633	IQVIA Holdings, Inc. (b)	3,612,825
105,172	Jazz Pharmaceuticals plc (b)	16,754,951
93,399	Johnson & Johnson	16,498,933
19,916	McKesson Corp.	7,470,890
71,668	Merck & Co., Inc.	7,951,565
42,638	Mirati Therapeutics, Inc. (b)	1,931,928

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	Pharmaceuticals – continued	VALUE
7,050	Perrigo Co. plc	$240,335
108,913	Pfizer, Inc.	5,580,702
79,790	Spectrum Pharmaceuticals, Inc. (b)	29,403
28,747	Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	1,725
291,666	Teva Pharmaceutical Industries Ltd. ADR (b)	2,659,994
69,000	Theseus Pharmaceuticals, Inc. (b)(e)	343,620
94,775	VYNE Therapeutics, Inc. (b)(e)	14,216
17,924	Zoetis, Inc.	2,626,762
		166,632,666
	TOTAL COMMON STOCKS (Cost $735,514,299)	879,323,624
	EXCHANGE TRADED FUNDS - 0.8% of Net Assets
24,569	iShares Nasdaq Biotechnology ETF	3,225,664
57,000	SPDR S&P Biotech ETF	4,731,000
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,597,986)	7,956,664

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 4.7% of Net Assets
$37,490,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $37,495,332, 1.28%, dated 12/30/22, due 01/03/23 (collateralized by U.S. Treasury Note 0.375%, due 04/30/2025, market value $38,239,887)	37,490,000

SHARES
9,853,295	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.09% (f)	9,853,295
	TOTAL SHORT-TERM INVESTMENTS (Cost $47,343,295)	47,343,295
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 100.7% (Cost $862,259,397)	1,005,239,960

INTERESTS	MILESTONE INTERESTS (Restricted)(a)(b) - 0.9% of Net Assets
	Biotechnology – 0.2%
1	Amphivena Milestone Interest	0
1	Rainier Therapeutics Milestone Interest	271,071
1	Therachon Milestone Interest	1,213,090
		1,484,161
	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	1,090
		1,090
	Pharmaceuticals – 0.7%
1	Afferent Milestone Interest	262,867
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	1,708,970
1	Neurovance Milestone Interest	5,041,749
		7,013,586
	TOTAL MILESTONE INTERESTS (Cost $7,960,390)	8,498,837
	TOTAL INVESTMENTS - 101.6% (Cost $870,219,787)	1,013,738,797
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.6)%	(15,474,675)
	NET ASSETS - 100%	$998,264,122

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $24,349,889).
(d)	Foreign security.
(e)	All or a portion of this security is on loan as of December 31, 2022.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2022.

ADR American Depository Receipt

CVR Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2022, the cost of securities for Federal income tax purposes was $870,219,787. The net unrealized gain on securities held by the Fund was $143,519,010, including gross unrealized gain of $265,218,675 and gross unrealized loss of $121,699,665.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

(Unaudited, continued)

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2022, the Fund loaned securities valued at $9,671,975 and received $9,853,295 of cash collateral.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2022 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2022*
Arkuda Therapeutics, Inc..	$5,024,265	$—	$—	$—	$—	$5,024,265
Curasen Therapeutics, Inc.	8,414,141	314,255	—	—	—	8,728,396
Invetx, Inc.	6,886,344	—	—	—	—	6,886,344
Priothera Ltd.	3,397,500	—	—	—	313,384	3,710,884
	$23,722,250	$314,255	$—	$—	$313,384	$24,349,889

Affiliated Companies	Shares as of December 31, 2022*	Principal Amount as of December 31, 2022	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Arkuda Therapeutics, Inc..	2,841,458	$—	$—	$—
Curasen Therapeutics, Inc.	18,203,119	—	—	—
Invetx, Inc.	10,276,591	—	—	—
Priothera Ltd.	346,666	—	—	—
	31,667,834	$—	$—	$—

*Amphivena Therapeutics, Inc. was an affiliate as of September 30, 2022 but not an affiliate as of December 31, 2022.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

(Unaudited, continued)

For the period ended December 31, 2022, there were no transfers between levels.

The following is a summary of the levels used as of December 31, 2022 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferreds
Biotechnology	$-	$-	$43,764,975	$43,764,975
Health Care Equipment & Supplies	-	-	1,423,015	1,423,015
Pharmaceuticals	-	-	25,428,387	25,428,387
Common Stocks
Biotechnology	522,553,448	21,526	-	522,574,974
Health Care Equipment & Supplies	66,489,817	-	562,208	67,052,025
Health Care Providers & Services	60,586,476	78,578	56,422	60,721,476
Healthcare Services	3,750,961	-	-	3,750,961
Life Sciences Tools & Services	38,826,810	-	-	38,826,810
Medical Devices And Diagnostics	19,764,712	-	-	19,764,712
Pharmaceuticals	166,630,941	1,725	-	166,632,666
Exchange Traded Funds	7,956,664	-	-	7,956,664
Short-term Investments	9,853,295	37,490,000	-	47,343,295
Milestone Interests
Biotechnology	-	-	1,484,161	1,484,161
Health Care Equipment & Supplies	-	-	1,090	1,090
Pharmaceuticals	-	-	7,013,586	7,013,586
Other Assets	-	-	272	272
Total	$896,413,124	$37,591,829	$79,734,116	$1,013,739,069

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2022	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2022
Convertible Preferreds
Biotechnology	$43,293,435	$471,304	$236	$—	$—	$43,764,975
Health Care Equipment & Supplies	1,423,015	—	—	—	—	1,423,015
Pharmaceuticals	25,114,132	(4,347)	318,602	—	—	25,428,387
Convertible Notes
Biotechnology	0*	—	—	—	—	—
Common Stocks
Health Care Equipment & Supplies	618,886	(56,678)	—	—	—	562,208
Health Care Providers & Services	56,533	(111)	—	—	—	56,422
Milestone Interests
Biotechnology	1,529,091	(44,930)	—	—	—	1,484,161
Health Care Equipment & Supplies	1,090	—	—	—	—	1,090
Pharmaceuticals	7,340,318	(326,732)	—	—	—	7,013,586
Other Assets	272	—	—	—	—	272
	$79,376,772	$38,506	$318,838	$—	$—	$79,734,116

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$38,592

* Represents security valued at zero.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$562,208	Market approach	Discount for lack of marketability Revenue allocation	50.00% (50.00%) 10.00% (10.00%)
	56,422	Probability adjusted value	Probability of events Timing of events	50.00% (50.00%) 0.25-1.25 (0.74) years
Convertible Preferreds	70,616,377	Transaction price	(a)	N/A
Milestones Interests	8,498,837	Probability adjusted value	Probability of events Timing of events	25.00%- 100.00% (72.11%) 0.5- 14.50 (3.48) years
Other Assets	272	Probability adjusted value	Probability of events Timing of events	95.00% (95.00%) 5.75 (5.75) years
	$79,734,116

(a)	The valuation technique used as a basis to approximate fair value of these investments is based upon a transaction price or subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 8% of the Fund’s net assets at December 31, 2022.

At December 31, 2022, the Fund had a commitment of $4,111,919 relating to additional investments in five private companies.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

(Unaudited, continued)

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2022. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	07/27/16		$377,701	$262,867.00	$262,867
Amphivena Milestone Interest	10/18/22		0	0.00	0
Arbor Biotechnologies Series B Cvt. Pfd	10/29/21		1,367,052	16.57	1,359,999
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		3,399,996	5.51	3,399,996
Arkuda Therapeutics, Inc.
Series A Cvt. Pfd	05/16/19, 04/02/20, 07/15/21		5,608,507	1.77	4,162,222
Series B Cvt. Pfd	01/24/22		863,441	1.77	862,043
Biotheryx, Inc. Series E Cvt. Pfd	05/19/21		6,814,067	5.25	6,800,000
Cercacor Laboratories, Inc. Common	03/31/98†		0	3.51	562,208
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18, 01/07/20, 10/21/21, 11/01/22		8,732,742	0.48	8,728,396
Dynacure Series C Cvt. Pfd	04/21/20, 10/28/20		5,612,058	3.11	1,873,792
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		3,103,846	4.72	3,099,996
Ethismos Research Milestone Interest	10/31/17		0	0.00	0
Fusion Pharmaceuticals, Inc. Common	09/20/22		0	2.84	21,526
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		3,406,945	1.23	3,399,999
Hotspot Therapeutics, Inc.
Series B Cvt. Pfd	04/22/20, 06/17/21		6,916,047	3.24	9,317,587
Series C Cvt. Pfd	11/15/21		2,053,056	3.24	2,049,526
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		2,044,520	2.00	2,040,000
Impact Biomedicines Milestone Interest	07/20/10		0	1,708,970.00	1,708,970
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	73,738	0.25	56,422
Invetx, Inc.
Series A Cvt. Pfd	08/06/20		3,452,934	0.67	4,816,344
Series B Cvt. Pfd	03/28/22		2,071,261	0.67	2,070,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20, 05/17/21, 09/15/21	†	1,394,759	3.38	1,423,015
Neurovance Milestone Interest	03/20/17		4,917,881	5,041,749.00	5,041,749
Oculis SA
Series B2 Cvt. Pfd	01/16/19, 12/23/19		2,335,688	10.64	2,952,004
Series C Cvt. Pfd	04/07/21		801,905	10.64	801,905
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21		2,092,307	3.96	2,092,307
Priothera Ltd. Series A Cvt. Pfd	10/07/20, 10/19/21		4,044,974	10.70	3,710,884
Quell Therapeutics Series B Cvt. Pfd	11/29/21, 03/23/22		2,955,956	1.89	2,936,363
Rainier Therapeutics Milestone Interest	09/28/21		294,620	271,071.00	271,071
ReCode Therapeutics Series B Cvt. Pfd	10/12/21, 02/16/22		2,731,756	9.23	2,719,999
Therachon Milestone Interest	07/01/19		2,362,765	1,213,090.00	1,213,090
Therox Milestone Interest	06/18/19		7,423	1,090.00	1,090
			$79,837,945		$79,755,370

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying Interest received as part of a corporate action for a previously owned security.